Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Upon acquisition of our Alkali Business in 2017, we now sponsor a defined benefit plan. We account for the Alkali Business benefit plan as a single employer pension plan that benefits only employees of our Alkali Business, and thus, the related assets and liability costs of the plan are recorded in the Consolidated Balance Sheet. Under the Alkali Business benefit plan, each eligible employee will automatically become a participant upon completion of one year of credited service. Retirement benefits under this plan are calculated based on the total years of service of an eligible participant, multiplied by a specified benefit rate in effect at the termination of the plan participant's years of service.
The change in benefit obligations, plan assets and funded status along with amounts recognized in the Consolidated Balance Sheet are as follows:

	December 31,
	2018	2017
Change in benefit obligation:
Benefit Obligation, beginning of year	$22,530	$—
Service Cost	5,153	1,749
Interest Cost	862	267
Actuarial (Gain) Loss	(3,816)	992
Benefits Paid	(218)	(56)
Acquisition of Alkali Business	—	19,578
Benefit Obligation, end of year	24,511	22,530

Change in plan assets:
Fair Value of Plan Assets, beginning of year	13,306	—
Actual Return (loss) on Plan Assets	(1,300)	647
Employer Contributions	3,928	2,250
Benefits Paid	(218)	(56)
Acquisition of Alkali Business	—	10,465
Fair Value of Plan assets, end of year	15,716	13,306
Funded Status at end of period	$(8,795)	$(9,224)
Amounts recognized in the Consolidated Balance Sheet:
Non-current assets	$—	$—
Current liabilities	—	—
Non-current Liabilities	(8,795)	(9,224)
Net Liability at end of year	$(8,795)	$(9,224)

Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (gain) loss	(939)	604
Amounts recognized in accumulated other comprehensive income ( loss:)	$(939)	$604

Estimated Future Cash Flows- The following employer contributions and benefit payments, which reflect expected future service, are expected to be paid as follows:

Employer Contributions
Expected 2019 Contributions by Employer	$3,550
Future Expected Benefit Payments
2019	$587
2020	816
2021	962
2022	1,109
2023	1,265
2024-2028	8,465

Net Periodic Pension Costs- The components of net periodic pension costs for the Alkali benefit plan are as follows:

	December 31,
	2018	2017
Service Cost	$5,153	$1,749
Interest Cost	862	267
Expected Return on Assets	(973)	(259)
	$5,042	$1,757

Significant Assumptions-     Discount rates are determined annually and are based on rates of return of high-quality long-term fixed income securities currently available and expected to be available during the maturity of the pension benefits.
The long-term rate of return estimation for the Alkali benefit plan is based on a capital asset pricing model using historical data and a forecasted earnings model. An expected return on plan assets analysis is performed which incorporates the current portfolio allocation, historical asset-class returns and an assessment of expected future performance using asset-class risk factors.
The Alkali Business benefit plan is administered by a Board-appointed committee that has fiduciary responsibility for the plan's management. The committee is responsible for the oversight and management of the plan's investments. The committee maintains an investment policy that provides guidelines for selection and retention of investment managers or funds, allocation of plan assets and performance review procedures and updating of the policy. The objective of the committee's investment policy is to manage the plan assets in such a way that will allow for the on-going payment of the Company's obligation to the beneficiaries.

Weighted average assumptions used to determine benefit obligation:	December 31, 2018	December 31, 2017
Discount Rate	4.62%	3.90%
Expected Long-term Rate of Return	6.41%	6.28%
Rate of Compensation Increase	N/A	N/A
The discount rate used to determine the net periodic cost at the beginning of the period was 3.90%.

Pension Plan Assets - We maintain target allocation percentages among various asset classes based on an investment policy established for our Pension Plan. The target allocation is designed to achieve long term objectives of return, mitigating risk, and considering expected cash flows. Our Pension Plan asset allocations at December 31, 2018 by asset category are as follows:

December 31, 2018
	Target %	Actual %
Equity securities	41-60%	51%
Fixed income securities	40-50%	41%
Other	0-10%	8%

A summary of total investments for our pension plan assets measured at fair value is presented as of December 31 for the periods below:

	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	506	—	—	$506	260	—	—	$260
Equity securities	8,038	—	—	$8,038	2,518	—	—	$2,518
Mutual and other exchange traded funds	7,172	—	—	$7,172	10,528	—	—	$10,528
	15,716	—	—	$15,716	13,306	—	—	$13,306